Mizuho Financial Group, Inc., parent company (Condensed statements of cash flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income (loss)	¥ (14,009)	¥ (104,722)	¥ 581,765
Net cash provided by operating activities	1,006,913	5,498,087	468,756
Cash flows from investing activities:
Purchases of premises and equipment	(185,583)	(136,238)	(211,495)
Purchases of investments in a subsidiary	(48,887)	(93,005)	(47,515)
Net cash provided by (used in) investing activities	6,190,488	(5,016,128)	(2,613,292)
Cash flows from financing activities:
Net change in short-term borrowings	(4,338,379)	(1,711,421)	4,085,165
Proceeds from issuance of long-term debt	4,701,954	3,004,293	2,568,730
Repayment of long-term debt	(2,985,756)	(2,715,054)	(1,511,050)
Purchases of treasury stock	(2,314)	(1,927)	(1,849)
Net cash provided by financing activities	7,762,851	1,991,438	8,691,908
Net increase in cash and cash equivalents	15,818,006	3,440,193	6,782,982
Cash and cash equivalents at beginning of fiscal year	52,174,289	48,734,096	41,951,114
Cash and cash equivalents at end of fiscal year	67,992,295	52,174,289	48,734,096
Parent Company
Cash flows from operating activities:
Net income (loss)	(14,009)	(104,722)	581,765
Adjustments and other	394,191	351,484	(390,748)
Net cash provided by operating activities	380,182	246,762	191,017
Cash flows from investing activities:
Net change in loans	(511,934)	(72,313)	(1,167,385)
Purchases of premises and equipment	(81)	(26)	(41,382)
Proceeds from sales of premises and equipment	0	11	55,624
Purchases of investments in a subsidiary	(179,210)	0	0
Proceeds from sales of investments in subsidiaries	721	452,500	125
Net change in other investing activities	(5,591)	223	(1,370)
Net cash provided by (used in) investing activities	(696,095)	380,395	(1,154,388)
Cash flows from financing activities:
Net change in short-term borrowings	55,000	(95,000)	(10,000)
Proceeds from issuance of long-term debt	1,497,032	930,033	1,477,385
Repayment of long-term debt	(1,030,099)	(1,256,720)	(310,000)
Purchases of treasury stock	(1,575)	(1,927)	(1,849)
Dividends paid	(209,457)	(196,783)	(190,498)
Net change in other financing activities	1,117	44	65
Net cash provided by financing activities	312,018	(620,353)	965,103
Net increase in cash and cash equivalents	(3,895)	6,804	1,732
Cash and cash equivalents at beginning of fiscal year	51,770	44,966	43,234
Cash and cash equivalents at end of fiscal year	¥ 47,875	¥ 51,770	¥ 44,966